                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3327
-------------------------------------------------------------------------------

                             MFS SERIES TRUST XIII
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: February 28
-------------------------------------------------------------------------------

                     Date of reporting period: May 31, 2007
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) GOVERNMENT SECURITIES FUND

5/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Government Securities Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/07

ISSUER                                                                                              SHARES/PAR          VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 98.5%
---------------------------------------------------------------------------------------------------------------------------------
AGENCY - OTHER - 6.8%
---------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 10.7%, 2017                                                                      $ 14,360,000     $   20,496,976
---------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 9.4%, 2018                                                                         11,750,000         15,655,547
---------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 9.8%, 2018                                                                         14,975,000         20,465,793
---------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 10.35%, 2018                                                                       15,165,000         21,565,085
---------------------------------------------------------------------------------------------------------------------------------
Financing Corp., STRIPS, 0%, 2017                                                                   18,780,000         10,834,144
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   89,017,545
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 50.3%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.374%, 2013                                                                          $  2,567,247     $    2,449,727
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2019                                                                              51,325,043         49,187,030
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.543%, 2013                                                                             1,467,574          1,414,456
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.547%, 2014                                                                             3,554,012          3,406,813
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.56%, 2015                                                                              2,367,996          2,244,581
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.6%, 2014                                                                               1,833,858          1,751,352
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.62%, 2015                                                                              3,384,261          3,220,667
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.665%, 2015                                                                             1,598,270          1,523,663
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.666%, 2014                                                                             9,122,681          8,803,282
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.69%, 2015                                                                              1,302,638          1,244,172
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.7%, 2015                                                                               1,833,638          1,751,642
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.73%, 2012                                                                              2,806,533          2,715,421
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.74%, 2015                                                                              1,807,861          1,737,526
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.77%, 2014                                                                              1,581,184          1,526,684
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.78%, 2015                                                                              1,972,598          1,890,000
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.786%, 2012                                                                               829,854            810,439
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.79%, 2012                                                                             11,265,251         10,915,575
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.815%, 2015                                                                             1,968,000          1,898,477
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.82%, 2014 - 2015                                                                       6,645,111          6,406,292
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.839%, 2014                                                                            10,024,914          9,754,619
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.845%, 2013                                                                             3,805,294          3,704,304
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.85%, 2015                                                                              1,455,509          1,403,075
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.87%, 2015                                                                              1,389,407          1,340,147
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.871%, 2014                                                                             5,731,952          5,602,863
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.88%, 2020                                                                              1,349,461          1,320,793
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.89%, 2015                                                                              1,285,981          1,242,203
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.92%, 2014                                                                              1,374,885          1,338,902
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                                                             5,414,162          5,283,552
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.996%, 2017                                                                             4,537,088          4,450,739
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2013 - 2027                                                                         48,683,691         47,813,835
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.05%, 2017                                                                              1,897,000          1,836,802
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.06%, 2013                                                                              1,519,755          1,493,505
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.09%, 2016                                                                                600,000            582,694
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.1%, 2014                                                                               1,991,574          1,946,410
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.369%, 2013                                                                             1,972,671          1,959,691
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.423%, 2016                                                                             2,991,358          3,006,430
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.471%, 2015                                                                             2,551,759          2,571,777
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2035                                                                      210,361,665        206,304,734
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.78%, 2008                                                                              3,221,140          3,218,852
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017 - 2034                                                                         45,980,555         46,216,907
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2016 - 2036                                                                       28,023,787         28,630,956
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.031%, 2007                                                                               554,690            554,922
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2024 - 2031                                                                          692,273            725,329
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4%, 2024                                                                                3,050,767          2,992,905
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.375%, 2015                                                                            7,536,952          7,333,524
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.5%, 2013 - 2021                                                                      10,294,027         10,200,147
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2016 - 2027                                                                        41,665,064         41,284,204
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2024 - 2035                                                                      48,680,504         47,684,317
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2017 - 2036                                                                        25,434,107         25,525,674
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6.5%, 2016 - 2037                                                                      14,104,823         14,341,242
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5.5%, 2033 - 2034                                                                       26,478,771         26,059,360
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  662,623,213
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 25.1%
---------------------------------------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                                                               7,118,000     $    6,766,656
---------------------------------------------------------------------------------------------------------------------------------
Empresa Energetica Cornito Ltd., 6.07%, 2010                                                         5,289,000          5,338,399
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.125%, 2007                                                                            25,000,000         24,711,875
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.25%, 2007                                                                             30,000,000         29,881,680
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.625%, 2013                                                                             3,286,000          3,180,326
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2011                                                                              77,391,000         78,207,011
---------------------------------------------------------------------------------------------------------------------------------
Farmer Mac, 5.5%, 2011 (n)                                                                          11,110,000         11,205,424
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.625%, 2008                                                                34,255,000         34,098,763
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5%, 2008                                                                    15,000,000         14,950,515
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.2%, 2007                                                                             12,065,000         12,001,743
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2013                                                                            2,121,000          2,080,752
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.05%, 2015                                                                            13,957,000         13,804,952
---------------------------------------------------------------------------------------------------------------------------------
Overseas Private Investment Corp., 0%, 2007                                                          4,341,443          4,706,038
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                           3,802,869          3,547,345
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.72%, 2024                                                           4,850,039          4,663,331
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.76%, 2025                                                           7,670,384          7,267,089
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                                                           5,322,975          5,114,082
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2024 - 2025                                                    8,859,745          8,529,285
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.87%, 2024                                                           5,294,117          5,103,992
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.88%, 2024                                                           3,088,203          2,976,222
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.89%, 2023                                                           6,613,676          6,427,762
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.98%, 2023                                                           2,520,288          2,460,543
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                                                           4,645,244          4,520,350
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.11%, 2025                                                           4,546,963          4,460,339
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                                           4,011,137          4,030,817
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.07%, 2022                                                           3,022,862          3,083,187
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.34%, 2021                                                           3,153,301          3,233,018
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                                                           2,809,561          2,880,624
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.44%, 2021                                                           3,177,844          3,264,234
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.625%, 2021                                                          3,258,546          3,364,810
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 8.625%, 2011                                                            126,571            128,952
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 8.8%, 2011                                                               90,291             92,345
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 9.05%, 2009                                                              16,523             16,829
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 9.1%, 2009                                                               12,768             13,086
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 9.25%, 2010                                                              39,953             40,671
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 9.3%, 2010                                                               86,243             88,490
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 9.5%, 2010                                                               71,699             73,409
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 9.65%, 2010                                                             103,409            106,162
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 9.7%, 2010                                                               51,101             52,299
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 9.9%, 2008                                                               15,121             15,378
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 10.05%, 2008 - 2009                                                       5,220              5,321
---------------------------------------------------------------------------------------------------------------------------------
U.S. Department of Housing & Urban Development, 6.36%, 2016                                          7,000,000          7,160,923
---------------------------------------------------------------------------------------------------------------------------------
U.S. Department of Housing & Urban Development, 6.59%, 2016                                          6,599,000          6,673,859
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  330,328,888
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 16.3%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023                                                                  $ 15,238,000     $   17,139,184
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.875%, 2025                                                                    1,307,000          1,578,203
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6%, 2026                                                                       32,933,000         36,452,714
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 0%, 2027                                                                        8,016,000          2,838,594
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.25%, 2028                                                                     1,139,000          1,163,293
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2030                                                                     6,166,000          7,147,744
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.5%, 2036                                                                     16,366,000         15,065,672
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, STRIPS, 0%, 2021                                                               14,612,000          6,966,885
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                                                     16,147,000         16,198,719
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6%, 2009                                                                        4,566,000          4,668,379
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2010                                                                     25,197,000         26,214,732
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.125%, 2011                                                                   35,975,000         36,326,332
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2014                                                                       19,976,000         18,991,243
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 3.875%, 2009                                                             10,384,767         10,590,032
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 2.375%, 2017                                                             13,634,958         13,462,394
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  214,804,120
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                      $1,296,773,766
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS (v) - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio, 5.319%, 2007 (Identified Cost, $32,585,820)             $ 32,585,825     $   32,585,820
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                             $1,329,359,586
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (1.0)%                                                                               (12,522,790)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $1,316,836,796
---------------------------------------------------------------------------------------------------------------------------------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(k) As of May 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $1,291,638,371 and 97.16% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,205,424 representing 0.85% of net assets.
(v) Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
STRIPS      Separate Trading of Registered Interest and Principal of Securities
TIPS        Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GOVERNMENT SECURITIES FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 5/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $1,353,504,065
                                                               ==============
Gross unrealized appreciation                                  $    5,734,173
Gross unrealized depreciation                                     (29,878,652)
                                                               --------------
      Net unrealized appreciation (depreciation)               $  (24,144,479)
                                                               ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FUTURES CONTRACTS OUTSTANDING AT 5/31/07


                                                                                                        UNREALIZED
                                                                                  EXPIRATION           APPRECIATION
DESCRIPTION                               CONTRACTS               VALUE              DATE             (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)                   224               $ 24,444,000         Sep-07              $  30,716
U.S. Treasury Note 5 yr (Long)               175                 18,276,563         Sep-07                (58,529)
U.S. Treasury Note 10 yr (Long)               20                  2,127,500         Sep-07                 (6,320)
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ (34,133)
                                                                                                        =========

At May 31, 2007 the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS(R) DIVERSIFIED INCOME FUND

5/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Diversified Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/07

ISSUER                                                                                       SHARES/PAR        VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
BONDS - 55.6%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.9%
-------------------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8%, 2014 (n)                                                              $ 1,016,000      $  1,082,040
-------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc., 7.625%, 2018                                                            250,000           259,063
-------------------------------------------------------------------------------------------------------------------------
Hawker Beechcraft Acquisition Corp., 9.75%, 2017 (l)(n)                                         880,000           941,600
-------------------------------------------------------------------------------------------------------------------------
Vought Aircraft Industry, Inc., 8%, 2011                                                        235,000           241,169
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,523,872
-------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.2%
-------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75%, 2015 (l)                                                         $   500,000      $    543,125
-------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.8%
-------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031 (l)                                                             $   195,000      $    160,388
-------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 8%, 2016 (l)                                                             545,000           540,973
-------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co. LLC, 9.75%, 2010                                                          960,000         1,017,584
-------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., FRN, 8.105%, 2012                                                        120,000           120,585
-------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033 (l)                                                          771,000           717,030
-------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co., 9%, 2015 (l)                                                      1,355,000         1,483,725
-------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 7%, 2014 (l)(n)                                                         1,230,000         1,231,538
-------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 7.25%, 2017 (n)                                                            35,000            35,088
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  5,306,911
-------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 1.7%
-------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                  $   250,000      $    257,813
-------------------------------------------------------------------------------------------------------------------------
Bonten Media Aquisition Co., 9%, 2015 (p)(z)                                                    285,000           285,000
-------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 5.5%, 2014 (l)                                              515,000           447,964
-------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., 8.5%, 2032                                                                 422,000           527,288
-------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25%, 2016                                                           1,310,000         1,496,675
-------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                              250,000           267,813
-------------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc., FRN, 11.6056%, 2013 (n)                                               600,000           625,500
-------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 9.75%, 2015 (l)(n)(p)                                           885,000           915,975
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  4,824,028
-------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.5%
-------------------------------------------------------------------------------------------------------------------------
Builders FirstSource, Inc., FRN, 9.61%, 2012                                                $   235,000      $    238,819
-------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 8.5%, 2014                                                               330,000           327,525
-------------------------------------------------------------------------------------------------------------------------
Ply Gem Industries, Inc., 9%, 2012 (l)                                                          880,000           816,200
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,382,544
-------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.6%
-------------------------------------------------------------------------------------------------------------------------
Nortel Networks Ltd., 10.75%, 2016 (n)                                                      $   250,000      $    283,750
-------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc., 10.25%, 2015 (l)                                                  1,145,000         1,252,344
-------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                                       250,000           262,407
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,798,501
-------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.7%
-------------------------------------------------------------------------------------------------------------------------
CCH II Holdings LLC, 10.25%, 2010 (l)                                                       $   250,000      $    266,250
-------------------------------------------------------------------------------------------------------------------------
CCO Holdings LLC, 8.75%, 2013                                                                   965,000         1,013,250
-------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 6.75%, 2012                                                                 400,000           395,000
-------------------------------------------------------------------------------------------------------------------------
NTL Cable PLC, 9.125%, 2016                                                                     400,000           435,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,109,500
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.4%
-------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875%, 2014                                                                $   615,000      $    648,825
-------------------------------------------------------------------------------------------------------------------------
Koppers, Inc., 9.875%, 2013                                                                     870,000           946,125
-------------------------------------------------------------------------------------------------------------------------
Momentive Performance Materials, Inc., 11.5%, 2016 (l)(n)                                     1,020,000         1,071,000
-------------------------------------------------------------------------------------------------------------------------
Mosaic Co., 7.625%, 2016 (l)(n)                                                                 550,000           584,375
-------------------------------------------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013 (l)                                                                     610,000           654,225
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  3,904,550
-------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V., 8.5%, 2016                                           $   200,000      $    214,000
-------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.1%
-------------------------------------------------------------------------------------------------------------------------
ACCO Brands Corp., 7.625%, 2015                                                             $   365,000      $    370,475
-------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America, 6.25%, 2013                                                       180,000           177,975
-------------------------------------------------------------------------------------------------------------------------
Jarden Corp., 7.5%, 2017 (l)                                                                    415,000           423,300
-------------------------------------------------------------------------------------------------------------------------
Kar Holdings, Inc., 10%, 2015 (n)                                                               360,000           369,000
-------------------------------------------------------------------------------------------------------------------------
Realogy Corp., 10.5%, 2014 (n)                                                                   75,000            75,281
-------------------------------------------------------------------------------------------------------------------------
Realogy Corp., 12.375%, 2015 (l)(n)                                                             295,000           287,625
-------------------------------------------------------------------------------------------------------------------------
Service Corp., International, 7%, 2017                                                          540,000           536,625
-------------------------------------------------------------------------------------------------------------------------
Service Corp., International, 7.375%, 2014                                                      125,000           129,531
-------------------------------------------------------------------------------------------------------------------------
Service Corp., International, 6.75%, 2015 (n)                                                    80,000            80,800
-------------------------------------------------------------------------------------------------------------------------
Visant Holding Corp., 8.75%, 2013 (l)                                                           647,000           676,115
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  3,126,727
-------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.6%
-------------------------------------------------------------------------------------------------------------------------
Berry Plastics Holding Corp., 8.875%, 2014                                                  $   660,000      $    676,500
-------------------------------------------------------------------------------------------------------------------------
Greif, Inc., 6.75%, 2017 (l)(n)                                                                 570,000           575,700
-------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                               595,000           627,725
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,879,925
-------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.3%
-------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 6.125%, 2014                                                      $   100,000      $     98,875
-------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 5.875%, 2015                                                          690,000           672,750
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    771,625
-------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.3%
-------------------------------------------------------------------------------------------------------------------------
Avago Technologies Finance, 11.875%, 2015 (l)                                               $   175,000      $    199,063
-------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 10.125%, 2016 (l)(n)                                             525,000           525,656
-------------------------------------------------------------------------------------------------------------------------
NXP B.V./ Funding LLC, 9.5%, 2015 (n)                                                            95,000            98,325
-------------------------------------------------------------------------------------------------------------------------
NXP B.V./ NXP Funding LLC, 7.875%, 2014 (n)                                                      40,000            41,200
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    864,244
-------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 3.1%
-------------------------------------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre, 5.625%, 2035                                                $   845,000      $    797,092
-------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034 (l)                                                              300,000           385,890
-------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 6.212%, 2016                                                      1,148,000         1,146,852
-------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 7.201%, 2020                                                      1,478,319         1,547,653
-------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 6.51%, 2022 (n)                                                     620,000           630,850
-------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013                                                                       300,000           352,350
-------------------------------------------------------------------------------------------------------------------------
Majapahit Holding B.V., 7.75%, 2016                                                             400,000           422,000
-------------------------------------------------------------------------------------------------------------------------
National Power Corp., 6.875%, 2016                                                              300,000           304,796
-------------------------------------------------------------------------------------------------------------------------
National Power Corp., 6.875%, 2016 (n)                                                          100,000           102,500
-------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                                950,000         1,197,000
-------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 6.625%, 2035                                              1,887,000         2,000,220
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  8,887,203
-------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 8.8%
-------------------------------------------------------------------------------------------------------------------------
Banque Centrale de Tunisie, 7.375%, 2012                                                    $   200,000      $    215,700
-------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 6%, 2017                                                       1,371,000         1,379,912
-------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8%, 2018                                                         543,000           606,531
-------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8.25%, 2034                                                      430,000           548,250
-------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 7.125%, 2037                                                     800,000           902,000
-------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 11%, 2040                                                        332,000           444,880
-------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 5.475%, 2012                                                           1,748,250         1,677,154
-------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 7%, 2013                                                               1,858,000         1,783,990
-------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 8.28%, 2033                                                              530,731           555,145
-------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 10.375%, 2033                                                              20,000            29,900
-------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, FRN, 7.16%, 2015                                                          796,000           863,660
-------------------------------------------------------------------------------------------------------------------------
Republic of Croatia, FRN, 6.2125%, 2010                                                         795,455           799,122
-------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 7.65%, 2035 (n)                                                        225,000           262,125
-------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 7.65%, 2035                                                            900,000         1,048,500
-------------------------------------------------------------------------------------------------------------------------
Republic of Indonesia, 8.5%, 2035                                                             1,637,000         2,022,815
-------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2029                                                              1,040,000         1,415,440
-------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 6.7%, 2036                                                                  816,000           856,800
-------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 6.55%, 2037                                                                   733,000           763,420
-------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.375%, 2017                                                           460,000           566,950
-------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.5%, 2030                                                              20,000            26,750
-------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 7.75%, 2031                                                            700,000           794,920
-------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 5.875%, 2022 (l)                                                      700,000           703,500
-------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 11.5%, 2012                                                                  16,000            19,500
-------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 9.5%, 2014                                                                  300,000           349,875
-------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7.25%, 2015                                                                  20,000            20,925
-------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7%, 2016                                                                    150,000           153,750
-------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7.375%, 2025                                                                297,000           308,138
-------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 8%, 2034                                                                     85,000            93,871
-------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 6.875%, 2036                                                                800,000           774,480
-------------------------------------------------------------------------------------------------------------------------
Republic of Uruguay, 9.25%, 2017                                                                630,000           778,050
-------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 8.5%, 2014                                                             1,307,000         1,388,688
-------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 7%, 2018                                                                 206,000           198,481
-------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 7.65%, 2025                                                              727,000           728,818
-------------------------------------------------------------------------------------------------------------------------
Republica Orient Uruguay, 7.625%, 2036                                                          300,000           339,750
-------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.3%, 2031                                                               470,000           613,350
-------------------------------------------------------------------------------------------------------------------------
United Mexican States, 6.75%, 2034                                                            1,113,000         1,238,769
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 25,273,909
-------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.4%
-------------------------------------------------------------------------------------------------------------------------
Chaparral Energy, Inc., 8.875%, 2017 (l)(n)                                                 $   650,000      $    659,750
-------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                           515,000           522,725
-------------------------------------------------------------------------------------------------------------------------
Cimarex Energy Co., 7.125%, 2017 (n)                                                            225,000           227,813
-------------------------------------------------------------------------------------------------------------------------
Hilcorp Energy I, 9%, 2016 (l)(n)                                                               455,000           485,713
-------------------------------------------------------------------------------------------------------------------------
Hilcorp Energy I LP, 7.75%, 2015 (n)                                                             95,000            95,475
-------------------------------------------------------------------------------------------------------------------------
Mariner Energy, Inc., 8%, 2017                                                                  340,000           346,800
-------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014                                                          310,000           311,550
-------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7%, 2017 (l)                                               500,000           497,500
-------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125%, 2016                                                     1,045,000         1,037,163
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  4,184,489
-------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.6%
-------------------------------------------------------------------------------------------------------------------------
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (z)                                       $ 1,192,000      $  1,172,094
-------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                              14,000            14,686
-------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016                                                                 500,000           524,500
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,711,280
-------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.3%
-------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8%, 2014                                                           $   775,000      $    800,188
-------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 0.4%
-------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875%, 2011                                               $   621,000      $    625,684
-------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2014                                                    635,000           632,964
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,258,648
-------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.6%
-------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., 8.5%, 2015 (n)                                                               $ 1,475,000      $  1,550,594
-------------------------------------------------------------------------------------------------------------------------
Del Monte Corp., 6.75%, 2015                                                                    300,000           300,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,850,594
-------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.4%
-------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                                                        $   500,000      $    501,250
-------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 7%, 2015 (z)                                                             175,000           174,125
-------------------------------------------------------------------------------------------------------------------------
Millar Western Forest Products, 7.75%, 2013                                                     585,000           507,488
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,182,863
-------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.7%
-------------------------------------------------------------------------------------------------------------------------
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (z)                                      $   100,000      $    103,000
-------------------------------------------------------------------------------------------------------------------------
Great Canadian Gaming Corp., 7.25%, 2015 (n)                                                    435,000           440,438
-------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc., 5.75%, 2017                                                       890,000           738,700
-------------------------------------------------------------------------------------------------------------------------
Majestic Star Casino LLC, 9.75%, 2011 (l)                                                     1,065,000         1,038,375
-------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6.75%, 2013                                                                   750,000           736,875
-------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                                                40,000            37,050
-------------------------------------------------------------------------------------------------------------------------
Wimar Opco LLC, 9.625%, 2014 (l)(n)                                                           1,000,000         1,010,000
-------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC, 6.625%, 2014                                                                750,000           752,813
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  4,857,251
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875%, 2012                                                                  $   325,000      $    338,000
-------------------------------------------------------------------------------------------------------------------------
INSURANCE - HEALTH - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Centene Corp., 7.25%, 2014 (n)                                                              $   145,000      $    146,450
-------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.0%
-------------------------------------------------------------------------------------------------------------------------
USI Holdings Corp., 9.75%, 2015 (n)                                                         $   130,000      $    131,625
-------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 7.125%, 2014                                                        $   185,000      $    193,325
-------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.0%
-------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc., 7.5%, 2017 (l)(n)                                            $   250,000      $    246,563
-------------------------------------------------------------------------------------------------------------------------
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                                250,000           227,188
-------------------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc., 7.125%, 2015 (n)                                                             295,000           300,900
-------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 7.25%, 2015                                                                       720,000           738,000
-------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                                         395,000           348,588
-------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 9.25%, 2016 (n)                                                                      815,000           893,444
-------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., 10.75%, 2016 (l)(n)                                                          150,000           165,000
-------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc., 6.875%, 2015 (l)                                                                500,000           492,500
-------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75%, 2015 (l)                                                    340,000           349,775
-------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.25%, 2015 (l)                                                       1,005,000         1,002,488
-------------------------------------------------------------------------------------------------------------------------
U.S. Oncology, Inc., 10.75%, 2014                                                               500,000           545,000
-------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 8.5%, 2015 (p)(z)                                            205,000           209,356
-------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., FRN, 8.7594%, 2015 (z)                                        65,000            65,975
-------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding II, 9%, 2014 (l)                                                        115,000           120,463
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  5,705,240
-------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.6%
-------------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75%, 2013                                                       $   250,000      $    249,063
-------------------------------------------------------------------------------------------------------------------------
FMG Finance Ltd., 10.625%, 2016 (l)(n)                                                          790,000           948,988
-------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015                                               250,000           269,688
-------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017 (l)                                          425,000           464,313
-------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 7.375%, 2016 (l)                                                          105,000           111,169
-------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., "B", 6.875%, 2013                                                       2,015,000         2,040,188
-------------------------------------------------------------------------------------------------------------------------
PNA Group, Inc., 10.75%, 2016 (n)                                                               500,000           555,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  4,638,409
-------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 6.7%
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.78%, 2008                                                                     $   100,894      $    100,823
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.51%, 2013                                                                         125,566           120,975
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.369%, 2013                                                                         98,634            97,985
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.76%, 2014                                                                         109,596           106,611
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.871%, 2014                                                                        322,687           315,420
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.88%, 2014                                                                         105,879           102,768
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.56%, 2015                                                                         221,231           211,228
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.6%, 2015                                                                           29,253            27,718
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.7%, 2015                                                                          152,814           145,809
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.78%, 2015                                                                          86,783            83,149
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.856%, 2015                                                                         68,290            65,106
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                                                        155,365           151,617
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.034%, 2015                                                                        114,366           112,240
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.09%, 2016                                                                         143,888           139,879
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.423%, 2016                                                                         34,519            34,693
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.845%, 2016                                                                         75,947            77,007
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.996%, 2017                                                                        285,563           280,129
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.05%, 2017                                                                          70,000            67,779
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2037                                                                 7,904,523         7,743,038
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2019                                                                        1,319,613         1,264,643
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2025                                                                            700,000           692,796
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2034 - 2037                                                                   1,587,201         1,590,495
-------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.5%, 2015 - 2021                                                                  181,270           179,032
-------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2027                                                                  1,625,297         1,599,237
-------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4%, 2024                                                                           310,978           305,080
-------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2024 - 2027                                                                  663,339           655,636
-------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2036                                                                           326,896           326,991
-------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6.5%, 2037                                                                       1,600,000         1,625,707
-------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5.5%, 2033                                                                        1,021,171         1,005,198
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 19,228,789
-------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.4%
-------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.125%, 2016 (l)                                                      $   300,000      $    303,750
-------------------------------------------------------------------------------------------------------------------------
Inergy LP, 6.875%, 2014                                                                         820,000           811,800
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,115,550
-------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.2%
-------------------------------------------------------------------------------------------------------------------------
El Paso Performance-Linked Trust, CLN, 7.75%, 2011 (n)                                      $   600,000      $    634,500
-------------------------------------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.375%, 2017 (z)                                                       1,444,000         1,419,452
-------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.75%, 2032                                                              1,000,000         1,190,000
-------------------------------------------------------------------------------------------------------------------------
Williams Partners LP, 7.25%, 2017                                                               175,000           185,500
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  3,429,452
-------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.6%
-------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014 (l)                                                     $    55,000      $     56,375
-------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                        250,000           276,250
-------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings, 8.875%, 2016 (l)(n)                                              195,000           211,331
-------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.25%, 2011                                                        235,000           239,994
-------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012                                                                       260,000           285,350
-------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                 210,000           225,488
-------------------------------------------------------------------------------------------------------------------------
Windstream Corp., 8.625%, 2016                                                                  300,000           327,750
-------------------------------------------------------------------------------------------------------------------------
Windstream Corp., 7%, 2019 (n)                                                                   65,000            64,756
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,687,294
-------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.3%
-------------------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016 (l)                                               $   305,000      $    301,950
-------------------------------------------------------------------------------------------------------------------------
Compagnie Generale de Geophysique-Veritas, 7.75%, 2017                                          435,000           458,925
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    760,875
-------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 1.5%
-------------------------------------------------------------------------------------------------------------------------
Banco BMG S.A., 9.15%, 2016                                                                 $   300,000      $    324,750
-------------------------------------------------------------------------------------------------------------------------
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)                                                80,000            84,760
-------------------------------------------------------------------------------------------------------------------------
Banco Do Estado De Sao Paulo S.A., 8.7%, 2049                                                   300,000           316,875
-------------------------------------------------------------------------------------------------------------------------
HSBK Europe B.V., 7.25%, 2017 (n)                                                             1,496,000         1,462,340
-------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., FRN, 6.375%, 2022 (n)                                                          101,000            98,487
-------------------------------------------------------------------------------------------------------------------------
RSHB Capital S.A., 7.175%, 2013                                                               1,150,000         1,217,563
-------------------------------------------------------------------------------------------------------------------------
RSHB Capital S.A., 6.299%, 2017 (z)                                                             141,000           141,423
-------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.625%, 2011                                                     500,000           509,375
-------------------------------------------------------------------------------------------------------------------------
VTB Capital S.A., 7.5%, 2011                                                                     54,000            57,272
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  4,212,845
-------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 0.7%
-------------------------------------------------------------------------------------------------------------------------
Alrosa Finance S.A., 8.875%, 2014                                                           $ 1,700,000      $  1,940,720
-------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.1%
-------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 10.25%, 2009 (l)                                           $   500,000      $    490,625
-------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                         250,000           235,000
-------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8%, 2016 (n)                                                                      685,000           709,831
-------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016 (l)(n)                                         1,765,000         1,284,038
-------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 8.875%, 2016 (l)                                                          530,000           571,075
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  3,290,569
-------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.2%
-------------------------------------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015 (l)                                                       $   230,000      $    228,850
-------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc., 10.375%, 2015                                                         50,000            56,250
-------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5%, 2017 (z)                                                                  225,000           226,125
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    511,225
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.6%
-------------------------------------------------------------------------------------------------------------------------
Claires Stores, Inc., 9.25%, 2015 (l)(z)                                                    $   275,000      $    272,594
-------------------------------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012                                                                     10,000            10,650
-------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., 11.375%, 2016 (l)(n)                                                   1,185,000         1,309,425
-------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc., 8.25%, 2013                                                            80,000            82,400
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,675,069
-------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Stater Brothers Holdings, Inc., 7.75%, 2015 (l)(n)                                          $   230,000      $    239,200
-------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc., 7.5%, 2014                                                                     185,000           194,250
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    433,450
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.3%
-------------------------------------------------------------------------------------------------------------------------
Metropcs Wireless, Inc., 9.25%, 2014 (z)                                                    $   115,000      $    121,756
-------------------------------------------------------------------------------------------------------------------------
UBS Luxembourg S.A., 8.25%, 2016                                                                300,000           322,230
-------------------------------------------------------------------------------------------------------------------------
Wind Acquisition Finance S.A., 10.75%, 2015 (n)                                                 375,000           438,750
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    882,736
-------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.2%
-------------------------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014                                                                   $   595,000      $    640,369
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 4.6%
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.625%, 2009 (l)                                                                $ 1,932,000      $  1,992,249
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2011                                                                          1,340,000         1,378,934
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.625%, 2013 (l)                                                                  2,581,000         2,497,998
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2016 (l)                                                                   1,916,000         1,916,002
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.125%, 2030 (l)                                                                  1,234,000         1,501,460
-------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.625%, 2008 (l)                                                                 2,986,000         2,956,489
-------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.125%, 2008 (l)                                                                   200,000           199,657
-------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.34%, 2021                                                      485,123           497,387
-------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.07%, 2022                                                      416,536           424,849
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 13,365,025
-------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 4.0%
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.25%, 2016 (l)                                                        $   576,000      $    751,815
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6%, 2026 (l)                                                               106,000           117,329
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.75%, 2026 (l)                                                          1,131,000         1,356,493
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.5%, 2036 (l)                                                              52,000            47,868
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125%, 2007 (l)                                                           435,000           436,054
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                                               1,223,000         1,226,917
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.875%, 2009 (l)                                                         2,474,000         2,471,875
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2010 (l)                                                              53,000            55,141
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.125%, 2011 (l)                                                         2,482,000         2,506,239
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2014 (l)                                                               304,000           289,014
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.125%, 2016 (l)                                                         2,001,000         2,032,110
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 2.375%, 2017 (l)                                                     284,019           280,425
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 11,571,280
-------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.7%
-------------------------------------------------------------------------------------------------------------------------
AES Corp., 9.375%, 2010                                                                     $   380,000      $    416,100
-------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7%, 2017 (n)                                                           1,675,000         1,668,719
-------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7.625%, 2027 (n)                                                          95,000            96,188
-------------------------------------------------------------------------------------------------------------------------
Isa Capital do Brasil, 8.8%, 2017                                                               600,000           645,750
-------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.3%, 2011 (l)                                                  600,000           639,000
-------------------------------------------------------------------------------------------------------------------------
Mirant North American LLC, 7.375%, 2013                                                         135,000           142,763
-------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2016                                                                  755,000           783,313
-------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2017 (l)                                                              460,000           477,825
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  4,869,658
-------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                $160,023,932
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 39.3%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.0%
-------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                            14,770      $  1,448,937
-------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                           19,746         1,492,995
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,941,932
-------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp. (l)                                                                     3,130      $    191,306
-------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.6%
-------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                                    18,830      $  1,124,151
-------------------------------------------------------------------------------------------------------------------------
General Motors Corp. (l)                                                                         18,800           563,812
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,687,963
-------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                                                   5,220      $    294,043
-------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.5%
-------------------------------------------------------------------------------------------------------------------------
CBS Corp., "B"                                                                                   14,270      $    474,620
-------------------------------------------------------------------------------------------------------------------------
News Corp., "A"                                                                                  17,160           379,064
-------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                  16,339           579,054
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,432,738
-------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.1%
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                         4,770      $  1,101,011
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                    5,822           427,218
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                   21,160         1,799,446
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  3,327,675
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.5%
-------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                                 18,504      $    839,712
-------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                                                    13,380           700,042
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,539,754
-------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.1%
-------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. (a)                                                                                  4,503      $    165,530
-------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.4%
-------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                              16,230      $    741,873
-------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                             4,170           444,522
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,186,395
-------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.2%
-------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc. (l)                                                                            22,100      $    516,477
-------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                              2,303      $    163,421
-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.3%
-------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                             16,380      $    615,560
-------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc. (l)                                                                     2,367           161,074
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    776,634
-------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                      16,350      $    362,480
-------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 2.7%
-------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                    36,800      $  2,998,832
-------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                    2,350           181,961
-------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                44,200         3,676,114
-------------------------------------------------------------------------------------------------------------------------
Hess Corp.                                                                                       17,720         1,049,378
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  7,906,285
-------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.2%
-------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                              11,117      $    680,805
-------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Tupperware Brands Corp.                                                                          10,740      $    310,493
-------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.6%
-------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                                              27,495      $    977,447
-------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                     3,700           148,703
-------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc. (a)(l)                                                                 3,510           187,539
-------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                                                      7,460           324,361
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,638,050
-------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.6%
-------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                                26,025      $  1,039,178
-------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                            13,550           644,980
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,684,158
-------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.3%
-------------------------------------------------------------------------------------------------------------------------
AMERIGROUP Corp. (a)(l)                                                                           6,250      $    159,375
-------------------------------------------------------------------------------------------------------------------------
Humana, Inc. (a)                                                                                 12,820           795,481
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    954,856
-------------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.2%
-------------------------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                                         19,477      $  1,199,199
-------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                    8,850           544,275
-------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                           6,370           657,193
-------------------------------------------------------------------------------------------------------------------------
IPC Holdings Ltd. (l)                                                                            13,170           410,904
-------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                    20,080         1,365,440
-------------------------------------------------------------------------------------------------------------------------
Travelers Cos., Inc.                                                                             31,960         1,731,273
-------------------------------------------------------------------------------------------------------------------------
Zenith National Insurance Corp.                                                                  10,980           531,103
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  6,439,387
-------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.9%
-------------------------------------------------------------------------------------------------------------------------
Commercial Metals Co.                                                                            13,390      $    470,659
-------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                       5,720           536,193
-------------------------------------------------------------------------------------------------------------------------
Timken Co.                                                                                       42,339         1,488,639
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,495,491
-------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 2.7%
-------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                            68,001      $  3,448,309
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                             57,690         2,990,073
-------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                8,900           656,820
-------------------------------------------------------------------------------------------------------------------------
Regions Financial Corp.                                                                          19,379           691,249
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  7,786,451
-------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.4%
-------------------------------------------------------------------------------------------------------------------------
Southern Copper Corp. (l)                                                                        12,390      $  1,098,745
-------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.5%
-------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                              47,780      $  1,517,493
-------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.2%
-------------------------------------------------------------------------------------------------------------------------
American Capital Strategies Ltd.                                                                  7,420      $    359,351
-------------------------------------------------------------------------------------------------------------------------
CapitalSource, Inc., REIT (l)                                                                    46,593         1,225,396
-------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                  59,523         3,243,408
-------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                      35,729         1,391,287
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                       10,970           701,202
-------------------------------------------------------------------------------------------------------------------------
New York Community Bancorp, Inc. (l)                                                            124,419         2,174,844
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  9,095,488
-------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 1.9%
-------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                          7,370      $    223,385
-------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                   2,852           167,184
-------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                19,860         1,256,542
-------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                32,663         1,713,174
-------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                     57,810         1,589,197
-------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                             7,100           410,664
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  5,360,146
-------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.1%
-------------------------------------------------------------------------------------------------------------------------
R.R. Donnelley & Sons Co.                                                                         4,590      $    196,544
-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 13.5%
-------------------------------------------------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc., REIT (l)                                                  14,952      $  1,572,950
-------------------------------------------------------------------------------------------------------------------------
Archstone-Smith Trust, REIT                                                                      29,194         1,801,270
-------------------------------------------------------------------------------------------------------------------------
AvalonBay Communities, Inc., REIT                                                                 9,393         1,224,753
-------------------------------------------------------------------------------------------------------------------------
BRE Properties, Inc., REIT (l)                                                                   22,332         1,411,829
-------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty Corp., REIT (l)                                                    22,097         1,362,280
-------------------------------------------------------------------------------------------------------------------------
Douglas Emmett, Inc., REIT                                                                       10,630           280,313
-------------------------------------------------------------------------------------------------------------------------
EastGroup Properties, Inc., REIT (l)                                                             22,947         1,122,108
-------------------------------------------------------------------------------------------------------------------------
Equity Residential, REIT                                                                         21,246         1,076,535
-------------------------------------------------------------------------------------------------------------------------
General Growth Properties, Inc., REIT                                                            23,302         1,375,750
-------------------------------------------------------------------------------------------------------------------------
GMH Communities Trust, REIT (l)                                                                 128,826         1,308,872
-------------------------------------------------------------------------------------------------------------------------
Health Care Poperty Investors, Inc., REIT                                                        30,408           993,429
-------------------------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc., REIT                                                                 37,075         1,625,368
-------------------------------------------------------------------------------------------------------------------------
Host Hotels & Resorts, Inc., REIT                                                                49,114         1,253,389
-------------------------------------------------------------------------------------------------------------------------
Innkeepers USA Trust, REIT (l)                                                                   39,426           695,080
-------------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc., REIT                                                                      29,912         1,436,673
-------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., REIT                                                                         32,781         1,517,432
-------------------------------------------------------------------------------------------------------------------------
Lexington Corporate Properties Trust, REIT (l)                                                   66,658         1,386,486
-------------------------------------------------------------------------------------------------------------------------
Macerich Co., REIT                                                                               20,595         1,837,074
-------------------------------------------------------------------------------------------------------------------------
Medical Properties Trust, Inc., REIT (l)                                                         82,180         1,169,421
-------------------------------------------------------------------------------------------------------------------------
Nationwide Health Properties, Inc., REIT (l)                                                     27,688           860,266
-------------------------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust, REIT (l)                                              45,406         2,158,147
-------------------------------------------------------------------------------------------------------------------------
ProLogis, REIT                                                                                   21,034         1,360,058
-------------------------------------------------------------------------------------------------------------------------
Public Storage, Inc., REIT                                                                       12,199         1,091,811
-------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp., REIT                                                                      14,670         1,152,622
-------------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc., REIT                                                                 19,652         2,122,023
-------------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp., REIT                                                                      14,302         2,003,424
-------------------------------------------------------------------------------------------------------------------------
Ventas, Inc., REIT (l)                                                                           49,961         2,116,348
-------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, REIT                                                                       11,804         1,428,402
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 38,744,113
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.2%
-------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                                            18,910      $    702,885
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.3%
-------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc. (a)(l)                                                                         19,040      $    881,552
-------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 1.6%
-------------------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                                       20,700      $    855,738
-------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co.                                                                      40,580           643,193
-------------------------------------------------------------------------------------------------------------------------
Embarq Corp.                                                                                     23,809         1,529,966
-------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. (a)                                                     40,230           413,967
-------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                     27,610         1,201,863
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  4,644,727
-------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.8%
-------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                               23,890      $  1,698,579
-------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc. (l)                                                                       8,328           541,653
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,240,232
-------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.4%
-------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                          8,820      $    781,364
-------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                                21,060           411,512
-------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                                19,820         1,372,139
-------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                   4,990           319,011
-------------------------------------------------------------------------------------------------------------------------
Mirant Corp. (a)                                                                                 19,240           892,736
-------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc.                                                                             6,550           328,090
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  4,104,852
-------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                        $113,069,101
-------------------------------------------------------------------------------------------------------------------------
FLOATING RATE LOANS - 1.8% (g)(r)
-------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.4%
-------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., Term Loan B, 8.36%, 2013                                                    $   929,665      $    936,783
-------------------------------------------------------------------------------------------------------------------------
Mark IV Industries, Inc., Second Lien Term Loan, 11.10%, 2011                                   300,597           303,227
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,240,010
-------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Gray Television, Inc., Term Loan B, 6.85%, 2014                                             $   142,139      $    141,932
-------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.2%
-------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., Term Loan, 7.35%, 2013                                        $   156,102      $    156,102
-------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., Term Loan B, 7.07%, 2013                                                    199,778           200,056
-------------------------------------------------------------------------------------------------------------------------
MCC Iowa LLC Mediacom, Term Loan, 6.86%, 2012                                                   181,685           180,474
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    536,632
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Celanese AG, Term Loan, 7.10%, 2014                                                         $   330,284      $    332,142
-------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.2%
-------------------------------------------------------------------------------------------------------------------------
Dean Foods, Term Loan B, 6.87%, 2014                                                        $   594,035      $    595,520
-------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Term Loan, 7.09%, 2012                                               $   157,540      $    158,400
-------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Term Loan B-2, 7.09%, 2013                                                19,652            19,759
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    178,159
-------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.2%
-------------------------------------------------------------------------------------------------------------------------
HCA, Inc., Term Loan B, 7.60%, 2013                                                         $   517,820      $    523,438
-------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 2014 (o)                                                               $   218,023      $    219,114
-------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., Letter of Credit, 5.32%, 2014                             $   106,575      $    107,146
-------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., Term Loan B, 7.09%, 2014                                      232,905           234,070
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    341,216
-------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.2%
-------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., Term Loan B, 7.35%, 2014                                                      $   682,066      $    686,916
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Term Loan B, 7.63%, 2013                                                   $   286,128      $    287,451
-------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE LOANS                                                                                  $  5,082,530
-------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS - 3.8%
-------------------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio, 5.31%, at Net Asst Value (v)                      $10,846,847      $ 10,846,847
-------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 16.1%
-------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets, Inc., 5.3%, dated 5/31/07, due 6/01/07, total to be received
$46,224,696 (secured by U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in a jointly traded account), at Net Asset Value                           46,224,015      $ 46,224,015
-------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (k)                                                                                      $335,246,425
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (16.6)%                                                                      (47,740,347)
-------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                        $287,506,078
-------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(k) As of May 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $157,024,971 and 46.41% of market value. An independent pricing service provided an evaluated bid for 43.5% of the market value.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $25,994,692, representing 9.0% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v) Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                           ACQUISITION      ACQUISITION       CURRENT      TOTAL % OF
RESTRICTED SECURITIES                                          DATE             COST       MARKET VALUE    NET ASSETS
---------------------------------------------------------------------------------------------------------------------
Bonten Media Aquisition Co., 9%, 2015                    5/22/07-5/31/07     $  285,675     $  285,000
Claires Stores, Inc., 9.25%, 2015                        5/22/07-5/23/07        275,000        272,594
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015           5/24/07            100,000        103,000
Georgia-Pacific Corp., 7%, 2015                              4/17/07            175,433        174,125
Intergas Finance B.V., 6.375%, 2017                      5/03/07-5/24/07      1,431,785      1,419,452
Metropcs Wireless, Inc., 9.25%, 2014                         5/31/07            121,756        121,756
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022        5/01/07-5/23/07      1,183,502      1,172,094
Rite Aid Corp., 9.5%, 2017                               5/17/07-5/18/07        223,014        226,125
RSHB Capital S.A., 6.299%, 2017                              5/10/07            141,000        141,423
Universal Hospital Services, Inc., 8.5%, 2015                5/22/07            208,605        209,356
Universal Hospital Services, Inc., FRN, 8.7594%, 2015        5/22/07             65,000         65,975
---------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                 $4,190,900        1.5%
                                                                                            =========================

The following abbreviations are used in this report and are defined:

CLN      Credit-Linked Note
FRN      Floating Rate Note.  Interest rate resets periodically and may not be the rate reported at period end.
REIT     Real Estate Investment Trust
TIPS     Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS DIVERSIFIED INCOME FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 5/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                               $324,941,460
                                                             ============
Gross unrealized appreciation                                $ 12,316,017
Gross unrealized depreciation                                  (2,011,052)
                                                             ------------
      Net unrealized appreciation (depreciation)             $ 10,304,965
                                                             ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At May 31, 2007, the value of securities loaned was $48,303,468. These loans were collateralized by cash of $42,224,015 and U.S. Treasury obligations of $3,062,436.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIII
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: July 11, 2007
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: July 11, 2007
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 11, 2007
      -------------


* Print name and title of each signing officer under his or her signature.